Schedule of Investments (unaudited)	iShares® Agency Bond ETF
November 30, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.5%
Private Export Funding Corp.
Series EE, 2.80%, 05/15/22	$23	$23,244
Series KK, 3.55%, 01/15/24	6,080	6,420,541
Series PP, 1.40%, 07/15/28	13,100	12,884,505
		19,328,290

Total Corporate Bonds & Notes — 2.5%
(Cost: $19,393,124)		19,328,290

Foreign Government Obligations(a)

Israel — 20.0%
Israel Government AID Bond
5.13%, 11/01/24	1,110	1,242,656
5.50%, 09/18/23	55,551	60,407,824
5.50%, 12/04/23	83,841	91,927,465
5.50%, 04/26/24	550	611,050
		154,188,995

Jordan — 0.1%
Hashemite Kingdom of Jordan Government AID Bond, 3.00%, 06/30/25	1,110	1,185,047

Total Foreign Government Obligations — 20.1%
(Cost: $155,220,513)		155,374,042

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 76.0%
Fannie Mae Principal Strip, 0.00%, 01/15/30(b)	910	797,296
Federal Farm Credit Banks Funding Corp.
0.13%, 03/09/23	65	64,841
0.13%, 04/13/23	9,589	9,551,315
0.13%, 05/10/23	1,760	1,752,291
0.13%, 06/02/23	1,550	1,541,599
0.25%, 11/27/23	4,732	4,694,286
0.32%, 08/10/23 (Call 12/07/21)	29,681	29,573,852
0.45%, 07/23/24	1,000	991,990
2.47%, 07/18/35	1,000	1,069,930
Federal Home Loan Banks
0.13%, 06/02/23	9,000	8,958,870
0.13%, 08/28/23	19,810	19,676,282
0.25%, 12/08/23	195	193,368
2.13%, 06/09/23	15	15,374
2.13%, 09/14/29	40	41,619
2.13%, 12/14/29	10,000	10,461,800
2.38%, 03/14/25	12,000	12,536,640
2.50%, 12/10/27	5,000	5,320,500
3.13%, 06/13/25	27,055	28,976,717
3.13%, 09/12/25	30	32,266
3.25%, 06/09/23	1,000	1,041,760
3.25%, 11/16/28	350	391,461
3.38%, 09/08/23	8,650	9,075,320
3.38%, 12/08/23	1,490	1,573,038
5.38%, 08/15/24	500	560,250
5.50%, 07/15/36	7,800	11,412,648
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(b)	79,779	75,947,215
0.00%, 12/14/29(b)	23,207	20,457,667
0.00%, 12/17/29(b)	10,250	8,920,062
Security	Par/ Shares (000)	Value

U.S. Government Agency Obligations (continued)
0.25%, 06/26/23	$60	$59,807
0.25%, 08/24/23	6,000	5,973,900
0.25%, 12/04/23	130	129,089
6.75%, 03/15/31	9,000	12,988,260
Series 1, 0.00%, 11/15/38(b)	16,158	11,266,812
Federal National Mortgage Association
0.25%, 07/10/23	29,737	29,632,920
0.25%, 11/27/23	370	367,702
0.30%, 08/03/23 (Call 08/03/22)	79,649	79,340,758
0.50%, 06/17/25	25,000	24,524,750
1.75%, 07/02/24	10,000	10,252,900
2.88%, 09/12/23	9	9,373
6.03%, 10/08/27	3,483	4,396,660
6.21%, 08/06/38	1,000	1,621,520
6.25%, 05/15/29	10,328	13,789,223
6.63%, 11/15/30	12,145	17,228,654
7.25%, 05/15/30	7,786	11,368,572
Resolution Funding Corp. Interest Strip, 0.00%, 01/15/30(b)	100	86,122
Tennessee Valley Authority
1.50%, 09/15/31	50	49,437
2.88%, 09/15/24	6,510	6,866,488
4.25%, 09/15/65	35	51,958
4.88%, 01/15/48	2,413	3,581,061
5.25%, 09/15/39	14,845	21,317,865
5.50%, 06/15/38	482	701,026
5.88%, 04/01/36	3,000	4,441,050
7.13%, 05/01/30	47	67,670
Series A, 2.88%, 02/01/27	75	81,028
Series E, 6.75%, 11/01/25	50,716	61,485,543
		587,310,405

U.S. Government Obligations — 0.6%
U.S. Treasury Note/Bond
1.38%, 10/31/28	3,400	3,401,594
1.38%, 11/15/31	1	994
2.00%, 11/15/41	1,148	1,176,880
2.00%, 08/15/51	1	1,047
		4,580,515

Total U.S. Government & Agency Obligations — 76.6%
(Cost: $589,038,492)		591,890,920

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,100	1,100,000

Total Short-Term Investments — 0.2%
(Cost: $1,100,000)		1,100,000

Total Investments in Securities — 99.4%
(Cost: $764,752,129)		767,693,252

Other Assets, Less Liabilities — 0.6%		4,983,337

Net Assets — 100.0%		$772,676,589

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	Zero-coupon bond.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Agency Bond ETF
November 30, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/21	Shares Held at 11/30/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$18,119,100	$—	$(17,019,100	)(a)	$—	$—	$1,100,000	1,100	$5,321	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$19,328,290	$—	$19,328,290
Foreign Government Obligations	—	155,374,042	—	155,374,042
U.S. Government & Agency Obligations	—	591,890,920	—	591,890,920
Money Market Funds	1,100,000	—	—	1,100,000
	$1,100,000	$766,593,252	$—	$767,693,252

2